Income/(Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Loss Per Common Share

The amounts shown in the accompanying Consolidated Statements of Comprehensive Income/(Loss) for the years ended December 31, 2021, 2022 and 2023, are analyzed as follows:

	Year ended December 31,
	2021	2022	2023

Net income attributable to Pyxis Tankers Inc.	$(12,338)	$13,392	$37,037

Dividend Series A Convertible Preferred Stock	(555)	(885)	(810)
Net income/(loss) attributable to common shareholders	$(12,893)	$12,507	$36,227

Weighted average number of common shares, basic	8,994,768	10,613,672	10,701,059
Net income/(loss) per common share, basic	$(1.43)	$1.18	$3.38

Net income/(loss) per common share, diluted	(12,893)	13,392	37,037
Weighted average number of common shares, diluted	8,994,768	12,640,581	12,585,777
Net income/(loss) per common share, diluted	$(1.43)	$1.06	$2.94